Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related parties balances and transactions [Abstract]
Schedule of related parties outstanding
Trade account receivables from related parties	2022		2021	2020
Fundación Betterware., A.C.	Ps.	61	24	-

Trade account payables to related parties	2022		2021	2020
Campalier, S.A. de C.V.	Ps.	96,859	-	-

Schedule of Trading transactions
Revenues / expensess to Betterware with:	2022			2021
	Lease income		Donation expenses	Lease income	Donation expenses
Fundación Betterware., A.C.	Ps.	63	3,350	42	920

	2022
Expenses/ to Lazos with:	Interest expenses
Campalier, S.A. de C.V.	Ps.	7,479